INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Amount of unrecognized tax benefits as of the beginning of the year	$ 8,541	$ 9,767
Decreases as a result of tax positions taken in a prior period	(1,648)	(2,591)
Increases as a result of tax positions taken in a prior period	2,130	767
Increases as a result of tax positions taken in the current period	0	598
Amount of unrecognized tax benefits as of the end of the year	$ 9,023	$ 8,541